Schedule of Investments
Invesco 0-5 Yr US TIPS ETF (PBTP)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.94%
U.S. Treasury Inflation — Indexed Bonds-16.79%(a)
2.38%, 01/15/2025	$3,111,295	$3,099,613
2.00%, 01/15/2026	2,113,088	2,107,795
2.38%, 01/15/2027	1,707,269	1,730,880
1.75%, 01/15/2028	1,560,781	1,559,932
3.63%, 04/15/2028	2,165,472	2,327,016
2.50%, 01/15/2029	1,380,085	1,434,735
		12,259,971
U.S. Treasury Inflation — Indexed Notes-83.15%(a)
0.50%, 04/15/2024	2,676,929	2,662,761
0.13%, 07/15/2024	3,621,051	3,590,306
0.13%, 10/15/2024	2,871,554	2,829,911
0.25%, 01/15/2025	3,622,317	3,536,761
0.13%, 04/15/2025	2,883,740	2,796,996
0.38%, 07/15/2025	3,624,117	3,535,390
0.13%, 10/15/2025	2,766,979	2,679,773
0.63%, 01/15/2026	3,737,417	3,630,445
0.13%, 04/15/2026	3,181,145	3,046,030
0.13%, 07/15/2026	3,220,487	3,091,160
0.13%, 10/15/2026	2,937,273	2,808,084
0.38%, 01/15/2027	3,338,978	3,196,307
0.13%, 04/15/2027	2,922,113	2,764,022
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.38%, 07/15/2027	$3,162,276	$3,024,009
1.63%, 10/15/2027	2,823,819	2,818,062
0.50%, 01/15/2028	3,294,016	3,136,624
1.25%, 04/15/2028	2,793,827	2,736,373
0.75%, 07/15/2028	3,058,809	2,947,338
2.38%, 10/15/2028	2,873,280	2,971,761
0.88%, 01/15/2029	3,003,594	2,890,709
		60,692,822
Total U.S. Treasury Securities (Cost $75,488,064)		72,952,793
	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(c) (Cost $163,900)	163,900	163,900
TOTAL INVESTMENTS IN SECURITIES-100.17% (Cost $75,651,964)		73,116,693
OTHER ASSETS LESS LIABILITIES-(0.17)%		(121,358)
NET ASSETS-100.00%		$72,995,335
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,987	$562,652	$(495,739)	$-	$-	$163,900	$878

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.97%
Angola-2.66%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$15,431,000	$13,295,288
9.38%, 05/08/2048(a)	16,501,000	13,300,301
9.13%, 11/26/2049(a)	16,615,000	13,189,701
		39,785,290
Bahrain-2.80%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	17,460,000	13,982,596
7.50%, 09/20/2047(a)	14,883,000	13,761,283
6.25%, 01/25/2051(a)	17,542,000	14,143,501
		41,887,380
Brazil-2.99%
Brazilian Government International Bond
5.63%, 01/07/2041(b)	16,561,000	14,985,325
5.63%, 02/21/2047	17,598,000	15,013,385
4.75%, 01/14/2050	19,875,000	14,686,354
		44,685,064
Chile-2.91%
Chile Government International Bond
4.34%, 03/07/2042(b)	16,418,000	14,527,035
4.00%, 01/31/2052(b)	18,435,000	14,773,256
5.33%, 01/05/2054	14,679,115	14,293,994
		43,594,285
China-2.84%
China Government International Bond
4.00%, 10/19/2048(a)(b)	15,344,000	14,134,710
2.25%, 10/21/2050(a)	21,677,000	14,118,345
2.50%, 10/26/2051(a)	20,708,000	14,171,783
		42,424,838
Colombia-3.13%
Colombia Government International Bond
6.13%, 01/18/2041	18,207,000	15,942,232
5.63%, 02/26/2044	19,860,000	15,880,076
8.75%, 11/14/2053	13,753,000	15,030,427
		46,852,735
Costa Rica-2.99%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	16,908,000	15,169,814
7.00%, 04/04/2044(a)	14,580,000	14,827,307
7.16%, 03/12/2045(a)(b)	14,330,000	14,787,353
		44,784,474
Dominican Republic-3.14%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	14,605,000	15,251,025
6.85%, 01/27/2045(a)	15,989,000	15,676,185
6.50%, 02/15/2048(a)	16,860,000	15,993,670
		46,920,880
Egypt-2.72%
Egypt Government International Bond
7.50%, 01/31/2027(a)	16,587,000	13,676,827
6.59%, 02/21/2028(a)	18,032,000	13,485,953
7.60%, 03/01/2029(a)	18,304,000	13,567,419
		40,730,199
	Principal Amount	Value
El Salvador-4.85%
El Salvador Government International Bond
6.38%, 01/18/2027(a)	$26,507,000	$23,756,899
8.63%, 02/28/2029(a)	28,435,000	25,811,871
8.25%, 04/10/2032(a)	26,741,000	23,024,001
		72,592,771
Guatemala-2.83%
Guatemala Government Bond
5.25%, 08/10/2029(a)	14,874,000	14,429,331
3.70%, 10/07/2033(a)	17,135,000	14,099,402
4.65%, 10/07/2041(a)	17,303,000	13,835,377
		42,364,110
Hungary-2.95%
Hungary Government International Bond
7.63%, 03/29/2041	12,469,000	14,382,992
3.13%, 09/21/2051(a)	23,050,000	14,738,746
6.75%, 09/25/2052(a)	13,861,000	14,930,376
		44,052,114
Indonesia-2.86%
Indonesia Government International Bond
6.75%, 01/15/2044(a)	12,586,000	14,763,458
4.45%, 04/15/2070	16,823,000	14,283,619
3.35%, 03/12/2071	20,435,000	13,741,895
		42,788,972
Jordan-2.75%
Jordan Government International Bond
7.50%, 01/13/2029(a)	13,610,000	13,360,256
5.85%, 07/07/2030(a)	15,774,000	14,180,826
7.38%, 10/10/2047(a)	15,883,000	13,563,844
		41,104,926
Kazakhstan-2.97%
Kazakhstan Government International Bond
4.88%, 10/14/2044(a)	23,387,000	21,963,948
6.50%, 07/21/2045(a)	20,235,000	22,432,622
		44,396,570
Kenya-2.99%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	24,776,000	22,272,014
8.25%, 02/28/2048(a)	27,830,000	22,391,183
		44,663,197
Kuwait-1.44%
Kuwait International Government Bond, 3.50%, 03/20/2027(a)	22,056,000	21,517,723
Mexico-2.87%
Mexico Government International Bond
6.34%, 05/04/2053	14,835,000	14,824,680
3.75%, 04/19/2071	21,617,000	13,973,744
5.75%, 10/12/2110	15,887,000	14,051,925
		42,850,349
Mongolia-2.96%
Mongolia Government International Bond
3.50%, 07/07/2027(a)	17,063,000	15,219,810
8.65%, 01/19/2028(a)	13,448,000	14,139,761
4.45%, 07/07/2031(a)	17,662,000	14,930,660
		44,290,231
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Morocco-3.02%
Morocco Government International Bond
6.50%, 09/08/2033(a)	$14,439,000	$14,948,408
5.50%, 12/11/2042(a)	17,249,000	15,092,875
4.00%, 12/15/2050(a)	22,111,000	15,136,527
		45,177,810
Nigeria-3.23%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	20,517,000	16,236,887
7.63%, 11/28/2047(a)	20,830,000	15,809,678
9.25%, 01/21/2049(a)	18,495,000	16,301,863
		48,348,428
Oman-3.00%
Oman Government International Bond
6.50%, 03/08/2047(a)	14,938,000	14,772,935
6.75%, 01/17/2048(a)	14,892,000	15,024,613
7.00%, 01/25/2051(a)	14,463,000	14,994,371
		44,791,919
Pakistan-4.22%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	30,947,000	22,564,077
7.38%, 04/08/2031(a)	31,323,000	20,518,914
8.88%, 04/08/2051(a)	31,928,000	20,045,388
		63,128,379
Panama-2.69%
Panama Government International Bond
3.30%, 01/19/2033(b)	17,643,000	13,612,178
6.40%, 02/14/2035	13,912,000	13,173,487
6.88%, 01/31/2036	13,877,000	13,435,153
		40,220,818
Paraguay-2.90%
Paraguay Government International Bond
4.70%, 03/27/2027(a)	14,628,000	14,436,407
6.10%, 08/11/2044(a)	15,166,000	14,530,684
5.60%, 03/13/2048(a)(b)	16,192,000	14,471,329
		43,438,420
Peru-2.95%
Peruvian Government International Bond
5.63%, 11/18/2050(b)	14,441,000	14,631,022
3.55%, 03/10/2051(b)	19,761,000	14,523,524
3.60%, 01/15/2072(b)	21,975,000	14,920,659
		44,075,205
Philippines-2.86%
Philippine Government International Bond
3.20%, 07/06/2046	19,828,000	14,476,691
4.20%, 03/29/2047(b)	16,600,000	14,188,823
5.95%, 10/13/2047(b)	13,132,000	14,170,838
		42,836,352
Qatar-2.79%
Qatar Government International Bond
4.63%, 06/02/2046(a)	15,230,000	13,955,005
5.10%, 04/23/2048(a)	14,323,000	13,905,069
4.82%, 03/14/2049(a)	14,787,000	13,793,388
		41,653,462
Romania-2.96%
Romanian Government International Bond
5.13%, 06/15/2048(a)	17,068,000	14,722,089
	Principal Amount	Value
Romania-(continued)
4.00%, 02/14/2051(a)	$20,554,000	$14,873,326
7.63%, 01/17/2053(a)	13,152,000	14,727,807
		44,323,222
Saudi Arabia-2.79%
Saudi Government International Bond
4.63%, 10/04/2047(a)	16,092,000	13,909,523
5.00%, 04/17/2049(a)	15,355,000	13,938,378
3.45%, 02/02/2061(a)	20,954,000	13,808,623
		41,656,524
South Africa-2.87%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	17,941,000	14,456,858
5.75%, 09/30/2049	19,077,000	14,196,627
7.30%, 04/20/2052	16,167,000	14,326,710
		42,980,195
Turkey-3.15%
Turkey Government International Bond
6.88%, 03/17/2036	17,092,000	15,616,191
6.63%, 02/17/2045	18,892,000	15,697,835
Turkiye Government International Bond, 5.75%, 05/11/2047	21,611,000	15,819,598
		47,133,624
United Arab Emirates-2.89%
Finance Department Government of Sharjah
3.63%, 03/10/2033(a)	17,443,000	14,561,504
4.00%, 07/28/2050(a)	22,339,000	14,421,589
4.38%, 03/10/2051(a)	20,538,000	14,190,156
		43,173,249
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,674,201,435)		1,465,223,715
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $5,268,524)	5,268,524	5,268,524
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.32% (Cost $1,679,469,959)		1,470,492,239
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.36%
Invesco Private Government Fund, 5.29%(c)(d)(e)	9,871,783	9,871,783
Invesco Private Prime Fund, 5.52%(c)(d)(e)	25,366,828	25,384,585
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,255,470)		35,256,368
TOTAL INVESTMENTS IN SECURITIES-100.68% (Cost $1,714,725,429)		1,505,748,607
OTHER ASSETS LESS LIABILITIES-(0.68)%		(10,227,378)
NET ASSETS-100.00%		$1,495,521,229

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $1,027,586,582, which represented 68.71% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,890,597	$31,213,676	$(29,835,749)	$-	$-	$5,268,524	$56,089
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,584,874	25,595,889	(31,308,980)	-	-	9,871,783	132,981*
Invesco Private Prime Fund	40,084,270	52,174,670	(66,891,431)	75	17,001	25,384,585	355,665*
Total	$59,559,741	$108,984,235	$(128,036,160)	$75	$17,001	$40,524,892	$544,735

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.67%
Argentina-1.27%
MSU Energy S.A./UGEN S.A./UENSA S.A., 6.88%, 02/01/2025(a)	$120,000	$99,081
Pampa Energia S.A., 7.50%, 01/24/2027(a)	140,000	132,825
Provincia de Cordoba, 6.88%, 12/10/2025(a)	147	127
YPF S.A.
8.50%, 07/28/2025(a)	433,000	417,895
9.00%, 02/12/2026(a)	246,331	247,039
6.95%, 07/21/2027(a)	260,000	231,933
9.00%, 06/30/2029(a)	285,942	278,794
7.00%, 09/30/2033(a)	160,000	135,176
7.00%, 12/15/2047(a)	205,000	151,530
		1,694,400
Australia-1.51%
FMG Resources (August 2006) Pty. Ltd.
4.50%, 09/15/2027(a)	232,000	223,305
5.88%, 04/15/2030(a)	269,000	265,991
4.38%, 04/01/2031(a)	552,000	498,419
6.13%, 04/15/2032(a)	309,000	306,056
Mineral Resources Ltd.
8.13%, 05/01/2027(a)	210,000	212,314
8.00%, 11/01/2027(a)	243,000	248,731
8.50%, 05/01/2030(a)	250,000	257,417
		2,012,233
Austria-0.18%
Benteler International AG, 10.50%, 05/15/2028(a)	220,000	234,947
Azerbaijan-0.11%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	140,000	144,725
Bahrain-0.33%
BBK BSC, 5.50%, 07/09/2024(a)	220,000	219,010
GFH Sukuk Ltd., 7.50%, 01/28/2025(a)	220,000	218,652
		437,662
Belgium-0.28%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	400,000	380,679
Brazil-12.48%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 01/13/2032(a)	261,819	251,040
Adecoagro S.A., 6.00%, 09/21/2027(a)	70,000	68,400
Aegea Finance S.a.r.l.
6.75%, 05/20/2029(a)	220,000	213,660
9.00%, 01/20/2031(a)	200,000	210,475
Amaggi Luxembourg International S.a.r.l., 5.25%, 01/28/2028(a)	340,000	331,211
Azul Secured Finance LLP
11.93%, 08/28/2028(a)	200,000	203,911
10.88%, 05/28/2030(a)	85,000	70,700
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	290,000	252,905
Banco Bradesco S.A.
3.20%, 01/27/2025(a)	160,000	155,739
4.38%, 03/18/2027(a)	220,000	212,872
Banco BTG Pactual S.A.
4.50%, 01/10/2025(a)	250,000	246,232
2.75%, 01/11/2026(a)	220,000	208,261
	Principal Amount	Value
Brazil-(continued)
Banco do Brasil S.A.
4.75%, 03/20/2024(a)	$340,000	$339,361
4.63%, 01/15/2025(a)	250,000	247,270
3.25%, 09/30/2026(a)	340,000	321,784
4.88%, 01/11/2029(a)	220,000	212,308
6.25%, 04/18/2030(a)	340,000	346,143
Banco Votorantim S.A., 4.38%, 07/29/2025(a)	240,000	233,550
Braskem America Finance Co., 7.13%, 07/22/2041(a)	200,000	169,602
Braskem Netherlands Finance B.V.
4.50%, 01/10/2028(a)	450,000	390,837
4.50%, 01/31/2030(a)	540,000	427,728
8.50%, 01/12/2031(a)	300,000	286,119
7.25%, 02/13/2033(a)	360,000	321,452
5.88%, 01/31/2050(a)	270,000	190,459
8.50%, 01/23/2081(a)(b)	270,000	258,671
BRF S.A.
4.88%, 01/24/2030(a)	260,000	230,388
5.75%, 09/21/2050(a)	300,000	219,621
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	50,559	50,802
Centrais Eletricas Brasileiras S.A.
3.63%, 02/04/2025(a)	220,000	214,394
4.63%, 02/04/2030(a)	340,000	308,665
Cosan Luxembourg S.A.
5.50%, 09/20/2029(a)	340,000	320,831
7.50%, 06/27/2030(a)	250,000	257,532
CSN Inova Ventures, 6.75%, 01/28/2028(a)	380,000	364,151
CSN Resources S.A.
4.63%, 06/10/2031(a)	180,000	146,598
5.88%, 04/08/2032(a)	220,000	189,246
Embraer Netherlands Finance B.V.
5.40%, 02/01/2027	178,000	176,515
7.00%, 07/28/2030(a)	200,000	210,426
Globo Comunicacao e Participacoes S.A., 4.88%, 01/22/2030(a)	235,000	200,414
Itau Unibanco Holding S.A., 3.25%, 01/24/2025(a)	100,000	97,851
Klabin Austria GmbH
5.75%, 04/03/2029(a)	330,000	331,062
3.20%, 01/12/2031(a)	220,000	183,511
7.00%, 04/03/2049(a)	110,000	111,214
MARB BondCo PLC, 3.95%, 01/29/2031(a)	360,000	287,552
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	608,338	468,084
MercadoLibre, Inc., 3.13%, 01/14/2031	290,000	244,035
Minerva Luxembourg S.A., 4.38%, 03/18/2031(a)	370,000	305,848
MV24 Capital B.V., 6.75%, 06/01/2034(a)	233,844	219,751
NBM US Holdings, Inc., 7.00%, 05/14/2026(a)	200,000	200,637
Nexa Resources S.A.
5.38%, 05/04/2027(a)	310,000	302,696
6.50%, 01/18/2028(a)	220,000	221,702
Petrobras Global Finance B.V.
6.25%, 03/17/2024	79,000	79,046
5.30%, 01/27/2025	97,000	96,437
7.38%, 01/17/2027	185,000	193,777
6.00%, 01/27/2028	298,000	300,795
5.09%, 01/15/2030	150,000	144,275
5.60%, 01/03/2031	277,000	269,422
6.50%, 07/03/2033(c)	300,000	298,165
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Brazil-(continued)
6.88%, 01/20/2040	$183,000	$184,892
6.75%, 01/27/2041	133,000	131,614
7.25%, 03/17/2044	196,000	201,554
6.90%, 03/19/2049	203,000	199,059
5.50%, 06/10/2051	181,000	150,345
6.85%, 06/05/2115	350,000	325,151
Petrorio Luxembourg Trading S.a.r.l., 6.13%, 06/09/2026(a)(c)	270,000	264,850
Rede D’or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	208,791
4.50%, 01/22/2030(a)	340,000	300,930
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	211,852
4.20%, 01/18/2032(a)	220,000	184,987
Simpar Europe S.A., 5.20%, 01/26/2031(a)	280,000	240,373
StoneCo Ltd., 3.95%, 06/16/2028(a)	220,000	190,352
Usiminas International S.a.r.l., 5.88%, 07/18/2026(a)	340,000	333,030
XP, Inc., 3.25%, 07/01/2026(a)	140,000	130,085
		16,673,998
Burkina Faso-0.15%
Endeavour Mining PLC, 5.00%, 10/14/2026(a)	220,000	203,481
Canada-12.12%
1011778 BC ULC/New Red Finance, Inc.
5.75%, 04/15/2025(a)	195,000	194,781
3.88%, 01/15/2028(a)	598,000	563,604
4.38%, 01/15/2028(a)	287,000	273,796
3.50%, 02/15/2029(a)	287,000	262,865
4.00%, 10/15/2030(a)	1,112,000	994,370
Air Canada, 3.88%, 08/15/2026(a)	463,000	440,870
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(b)	292,000	252,879
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	220,000	201,546
Baytex Energy Corp., 8.50%, 04/30/2030(a)	275,000	285,757
Bombardier, Inc.
7.13%, 06/15/2026(a)	463,000	467,148
7.88%, 04/15/2027(a)	724,000	725,551
6.00%, 02/15/2028(a)	292,000	284,813
7.50%, 02/01/2029(a)	287,000	293,118
7.45%, 05/01/2034(a)	130,000	145,925
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	240,000	233,446
4.88%, 02/15/2030(a)	190,000	168,664
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(b)	420,000	413,132
Enerflex Ltd., 9.00%, 10/15/2027(a)	240,000	241,438
Garda World Security Corp.
4.63%, 02/15/2027(a)	218,000	206,229
9.50%, 11/01/2027(a)	234,000	234,803
6.00%, 06/01/2029(a)	196,000	172,310
GFL Environmental, Inc.
4.25%, 06/01/2025(a)	195,000	191,761
3.75%, 08/01/2025(a)	292,000	284,282
5.13%, 12/15/2026(a)	195,000	190,825
4.00%, 08/01/2028(a)	287,000	263,570
3.50%, 09/01/2028(a)	287,000	261,294
4.75%, 06/15/2029(a)	286,000	268,428
4.38%, 08/15/2029(a)	210,000	192,842
	Principal Amount	Value
Canada-(continued)
Hudbay Minerals, Inc.
4.50%, 04/01/2026(a)	$182,000	$177,595
6.13%, 04/01/2029(a)	182,000	179,564
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/2028(a)	268,000	252,644
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	276,000	286,564
Kronos Acquisition Holdings, Inc/KIK Custom Products, Inc., 7.00%, 12/31/2027(a)	199,000	194,450
Mattamy Group Corp.
5.25%, 12/15/2027(a)	190,000	183,546
4.63%, 03/01/2030(a)	230,000	209,910
MEG Energy Corp., 5.88%, 02/01/2029(a)	232,000	226,587
Methanex Corp.
5.13%, 10/15/2027(c)	229,000	221,137
5.25%, 12/15/2029(c)	265,000	253,384
Northriver Midstream Finance L.P., 5.63%, 02/15/2026(a)	200,000	195,069
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	357,000	355,584
5.00%, 05/01/2025(a)	198,000	193,251
5.25%, 06/01/2027(a)	407,000	378,343
4.25%, 05/15/2029(a)	220,000	185,262
Open Text Corp.
3.88%, 02/15/2028(a)(c)	342,000	317,957
3.88%, 12/01/2029(a)	331,000	298,832
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	342,000	310,109
4.13%, 12/01/2031(a)	253,000	224,969
Parkland Corp.
5.88%, 07/15/2027(a)	190,000	188,699
4.50%, 10/01/2029(a)	309,000	284,448
4.63%, 05/01/2030(a)	309,000	282,996
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028(a)	210,000	214,477
7.75%, 03/15/2031(a)	308,000	324,961
Rogers Communications, Inc., 5.25%, 03/15/2082(a)(b)	252,000	240,611
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	195,000	193,332
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	209,551
Telesat Canada/Telesat LLC, 5.63%, 12/06/2026(a)	190,000	115,171
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)	250,000	250,884
Videotron Ltd.
5.38%, 06/15/2024(a)	182,000	181,598
5.13%, 04/15/2027(a)	182,000	179,414
3.63%, 06/15/2029(a)	195,000	178,083
		16,199,029
Cayman Islands-0.52%
Global Aircraft Leasing Co. Ltd., 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(a)(d)	723,000	697,514
Chile-0.54%
AES Andes S.A., 7.13%, 03/26/2079(a)(b)	230,000	221,072
Agrosuper S.A., 4.60%, 01/20/2032(a)	70,000	60,075

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Chile-(continued)
Falabella S.A., 3.38%, 01/15/2032(a)	$240,000	$181,271
LATAM Airlines Group S.A., 13.38%, 10/15/2029(a)	230,000	264,762
		727,180
China-3.82%
Bank of Communications Co. Ltd., 3.80%(a)(b)(e)	850,000	823,415
China Hongqiao Group Ltd., 6.25%, 06/08/2024(a)	220,000	218,768
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(a)	120,000	113,403
Fortune Star (BVI) Ltd.
6.85%, 07/02/2024(a)	270,000	263,385
5.95%, 10/19/2025(a)	310,000	281,325
5.00%, 05/18/2026(a)	220,000	185,409
5.05%, 01/27/2027(a)	220,000	168,856
Franshion Brilliant Ltd., 6.00%(a)(b)(e)	220,000	190,387
Fuqing Investment Management Ltd., 3.25%, 06/23/2025(a)	200,000	167,000
Industrial and Commercial Bank of China Ltd., 3.20%(a)(b)(e)	2,082,000	1,975,261
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/2024(a)	225,000	22,781
RKPF Overseas 2020 (A) Ltd.
5.20%, 01/12/2026(a)	200,000	62,430
5.13%, 07/26/2026(a)	225,000	64,688
West China Cement Ltd., 4.95%, 07/08/2026(a)	270,000	201,603
Yankuang Group (Cayman) Ltd., 2.90%, 11/30/2024(a)	220,000	214,445
Yanlord Land (HK) Co. Ltd., 5.13%, 05/20/2026(a)	220,000	155,244
		5,108,400
Colombia-4.29%
ABRA Global Finance, 5.50% PIK Rate, 6.00% Cash Rate, 03/02/2028(a)(d)	349,350	262,855
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	270,000	208,861
Avianca Midco 2 PLC, 9.00%, 12/01/2028(a)	400,000	359,503
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	490,000	484,155
Canacol Energy Ltd., 5.75%, 11/24/2028(a)	220,000	151,934
Colombia Telecomunicaciones S.A. E.S.P., 4.95%, 07/17/2030(a)	220,000	141,707
Ecopetrol S.A.
5.38%, 06/26/2026(c)	355,000	350,849
8.63%, 01/19/2029	289,000	305,850
6.88%, 04/29/2030(c)	370,000	361,992
4.63%, 11/02/2031	260,000	214,275
8.88%, 01/13/2033(c)	410,000	433,215
8.38%, 01/19/2036	350,000	354,681
7.38%, 09/18/2043	208,000	192,908
5.88%, 05/28/2045	420,000	312,677
5.88%, 11/02/2051	130,000	93,301
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	250,000	215,711
4.38%, 02/15/2031(a)	260,000	212,340
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	320,000	250,663
GeoPark Ltd., 5.50%, 01/17/2027(a)	220,000	196,283
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	250,000	207,309
	Principal Amount	Value
Colombia-(continued)
Grupo de Inversiones Suramericana S.A., 5.50%, 04/29/2026(a)	$200,000	$195,459
SierraCol Energy Andina LLC, 6.00%, 06/15/2028(a)	270,000	227,816
		5,734,344
Costa Rica-0.14%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	220,000	190,498
Czech Republic-0.24%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)	310,000	321,082
France-2.78%
Altice France S.A.
8.13%, 02/01/2027(a)	560,000	500,938
5.50%, 01/15/2028(a)	480,000	379,990
5.13%, 07/15/2029(a)	900,000	660,882
5.50%, 10/15/2029(a)	670,000	494,937
Calderys Financing LLC, 11.25%, 06/01/2028(a)	210,000	223,476
CGG S.A., 8.75%, 04/01/2027(a)	220,000	194,020
Electricite de France S.A., 9.13%(a)(b)(e)	470,000	526,081
Iliad Holding S.A.S.U.
6.50%, 10/15/2026(a)	340,000	334,548
7.00%, 10/15/2028(a)	400,000	396,774
		3,711,646
Georgia-0.15%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	201,796
Germany-1.63%
Cerdia Finanz GmbH, 10.50%, 03/06/2024(a)(f)	273,000	280,638
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/2028(a)	220,000	210,869
Mercer International, Inc., 5.13%, 02/01/2029	330,000	283,659
Norddeutsche Landesbank-Girozentrale, 6.25%, 04/10/2024(a)	200,000	198,482
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	680,000	656,549
ZF North America Capital, Inc.
4.75%, 04/29/2025(a)	306,000	301,536
6.88%, 04/14/2028(a)	120,000	123,705
7.13%, 04/14/2030(a)	120,000	126,693
		2,182,131
Ghana-0.57%
Kosmos Energy Ltd., 7.13%, 04/04/2026(a)	290,000	279,193
Tullow Oil PLC, 10.25%, 05/15/2026(a)	520,000	479,274
		758,467
Guatemala-0.55%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	279,000	260,988
CT Trust, 5.13%, 02/03/2032(a)	200,000	176,171
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	310,000	295,073
		732,232
Hong Kong-2.61%
Bank of Communications (Hong Kong) Ltd., 3.73%(a)(b)(e)	250,000	244,725

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Hong Kong-(continued)
Bank of East Asia Ltd. (The)
5.83%(a)(b)(e)	$290,000	$261,181
5.88%(a)(b)(e)	290,000	261,000
CAS Capital No. 1 Ltd., 4.00%(a)(b)(e)	340,000	295,807
China CITIC Bank International Ltd.
3.25%(a)(b)(e)	270,000	256,649
4.80%(a)(b)(e)	270,000	265,605
FWD Group Holdings Ltd., 5.75%, 07/09/2024(a)	200,000	199,050
Melco Resorts Finance Ltd.
4.88%, 06/06/2025(a)	250,000	243,281
5.25%, 04/26/2026(a)	220,000	210,513
5.63%, 07/17/2027(a)	270,000	255,992
5.75%, 07/21/2028(a)	180,000	168,297
5.38%, 12/04/2029(a)	320,000	284,260
Nanyang Commercial Bank Ltd., 6.50%(a)(b)(e)	290,000	288,092
Seaspan Corp., 5.50%, 08/01/2029(a)	287,000	247,047
		3,481,499
Hungary-0.22%
OTP Bank Nyrt., 8.75%, 05/15/2033(a)(b)	290,000	300,295
India-3.02%
Adani Green Energy Ltd., 4.38%, 09/08/2024(a)	340,000	332,575
CA Magnum Holdings, 5.38%, 10/31/2026(a)	250,000	234,956
Delhi International Airport Ltd., 6.45%, 06/04/2029(a)	220,000	217,413
Greenko Dutch B.V., 3.85%, 03/29/2026(a)	203,500	192,053
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	225,000	204,777
Greenko Solar Mauritius Ltd.
5.55%, 01/29/2025(a)	220,000	217,525
5.95%, 07/29/2026(a)	240,000	235,170
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	150,000	148,515
JSW Hydro Energy Ltd., 4.13%, 05/18/2031(a)	257,600	225,589
JSW Steel Ltd.
5.95%, 04/18/2024(a)	220,000	219,615
3.95%, 04/05/2027(a)	220,000	205,505
5.05%, 04/05/2032(a)	220,000	195,117
Network i2i Ltd., 5.65%(a)(b)(e)	250,000	247,812
Periama Holdings LLC, 5.95%, 04/19/2026(a)	140,000	138,501
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	237,476
Shriram Finance Ltd., 4.40%, 03/13/2024(a)	328,000	327,160
Vedanta Resources Finance II PLC
9.25%, 04/23/2026(a)	270,000	217,935
13.88%, 01/21/2027(a)	250,000	235,969
		4,033,663
Indonesia-0.65%
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/2025(a)	250,000	250,704
Medco Bell Pte. Ltd., 6.38%, 01/30/2027(a)	60,000	57,882
PT Adaro Indonesia, 4.25%, 10/31/2024(a)	340,000	334,347
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	230,000	222,930
		865,863
Ireland-0.30%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(a)(b)	220,000	218,806
AerCap Holdings N.V., 5.88%, 10/10/2079(b)	190,000	188,833
		407,639
	Principal Amount	Value
Israel-3.01%
Energian Israel Finance Ltd.
4.88%, 03/30/2026(a)	$220,000	$203,258
5.38%, 03/30/2028(a)	220,000	192,577
5.88%, 03/30/2031(a)	220,000	183,613
8.50%, 09/30/2033(a)	280,000	263,579
Leviathan Bond Ltd.
6.13%, 06/30/2025(a)	210,000	203,292
6.50%, 06/30/2027(a)	210,000	196,245
6.75%, 06/30/2030(a)	200,000	179,881
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(c)	220,000	211,107
Teva Pharmaceutical Finance Netherlands III B.V.
6.00%, 04/15/2024	250,000	249,700
3.15%, 10/01/2026(c)	845,000	786,794
4.75%, 05/09/2027(c)	320,000	309,600
6.75%, 03/01/2028	200,000	205,180
5.13%, 05/09/2029	320,000	308,738
7.88%, 09/15/2029	200,000	215,973
4.10%, 10/01/2046(c)	461,000	316,006
		4,025,543
Italy-3.49%
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.38%, 08/15/2026(a)	100,000	98,975
Intesa Sanpaolo S.p.A.
5.71%, 01/15/2026(a)(c)	670,000	668,173
4.20%, 06/01/2032(a)(b)	340,000	281,757
4.95%, 06/01/2042(a)(b)	340,000	246,980
Kedrion S.p.A., 6.50%, 09/01/2029(a)	200,000	179,345
Telecom Italia Capital S.A.
6.38%, 11/15/2033(c)	336,000	325,926
6.00%, 09/30/2034	336,000	315,338
7.20%, 07/18/2036	386,000	387,833
7.72%, 06/04/2038	336,000	347,020
Telecom Italia S.p.A., 5.30%, 05/30/2024(a)	670,000	666,656
UniCredit S.p.A.
5.86%, 06/19/2032(a)(b)	450,000	441,171
7.30%, 04/02/2034(a)(b)	200,000	206,963
5.46%, 06/30/2035(a)(b)	530,000	497,037
		4,663,174
Jamaica-0.07%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/2024(a)	94,000	88,243
Japan-2.75%
Rakuten Group, Inc.
3.55%, 11/27/2024(a)	360,000	355,050
10.25%, 11/30/2024(a)	100,000	103,250
5.13%(a)(b)(e)	340,000	282,245
6.25%(a)(b)(e)	280,000	194,586
SoftBank Group Corp.
4.75%, 09/19/2024(a)	150,000	148,622
6.00%, 07/30/2025(a)	200,000	198,600
4.00%, 07/06/2026(a)	300,000	283,584
5.13%, 09/19/2027(a)	550,000	523,776
4.63%, 07/06/2028(a)	360,000	333,367

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Japan-(continued)
5.25%, 07/06/2031(a)	$410,000	$375,596
6.88%(a)(b)(e)	590,000	569,350
Universal Entertainment Corp., 8.75%, 12/11/2024(a)	289,000	310,675
		3,678,701
Jersey-0.39%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/2025(a)	510,000	515,506
Kuwait-0.28%
Kuwait Projects Co. S.P.C Ltd.
4.23%, 10/29/2026(a)	220,000	194,873
4.50%, 02/23/2027(a)	200,000	175,321
		370,194
Luxembourg-1.59%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 6.13%, 10/15/2026(a)	250,000	245,819
Altice Financing S.A.
5.00%, 01/15/2028(a)	540,000	485,120
5.75%, 08/15/2029(a)	720,000	628,267
Altice France Holding S.A.
10.50%, 05/15/2027(a)	600,000	345,459
6.00%, 02/15/2028(a)	516,000	230,769
ARD Finance S.A., 7.25% PIK Rate, 6.50% Cash Rate, 06/30/2027(a)(d)	400,000	193,696
		2,129,130
Macau-2.45%
Champion Path Holdings Ltd.
4.50%, 01/27/2026(a)	220,000	208,717
4.85%, 01/27/2028(a)	220,000	194,676
MGM China Holdings Ltd.
5.38%, 05/15/2024(a)	340,000	337,973
5.88%, 05/15/2026(a)	340,000	331,775
4.75%, 02/01/2027(a)	140,000	130,802
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	204,196
5.00%, 01/15/2029(a)	290,000	247,828
Wynn Macau Ltd.
4.88%, 10/01/2024(a)	270,000	267,633
5.50%, 01/15/2026(a)	250,000	242,295
5.50%, 10/01/2027(a)	340,000	319,990
5.63%, 08/26/2028(a)	410,000	381,932
5.13%, 12/15/2029(a)	450,000	400,602
		3,268,419
Mexico-4.37%
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	220,000	222,651
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/2028(a)	350,000	363,512
Braskem Idesa S.A.P.I.
7.45%, 11/15/2029(a)	200,000	141,030
6.99%, 02/20/2032(a)	340,000	221,738
CEMEX S.A.B. de C.V.
5.45%, 11/19/2029(a)	340,000	338,008
5.20%, 09/17/2030(a)	320,000	311,982
3.88%, 07/11/2031(a)	300,000	267,263
5.13%(a)(b)(e)	450,000	428,899
9.13%(a)(b)(e)	250,000	266,493
Grupo Aeromexico S.A.B. de C.V., 8.50%, 03/17/2027(a)	340,000	326,105
	Principal Amount	Value
Mexico-(continued)
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	$220,000	$176,793
Petroleos Mexicanos
6.88%, 10/16/2025	60,000	59,568
4.50%, 01/23/2026	70,000	65,889
6.88%, 08/04/2026	134,000	130,781
6.49%, 01/23/2027	100,000	94,067
6.50%, 03/13/2027	270,000	253,358
5.35%, 02/12/2028	100,000	87,755
6.50%, 01/23/2029	80,000	71,076
8.75%, 06/02/2029	90,000	86,994
6.84%, 01/23/2030	160,000	137,483
5.95%, 01/28/2031	175,000	138,227
6.70%, 02/16/2032	450,000	367,698
10.00%, 02/07/2033	110,000	108,853
6.63%, 06/15/2035	136,000	102,454
6.50%, 06/02/2041	70,000	47,207
5.50%, 06/27/2044	50,000	30,017
6.38%, 01/23/2045	40,000	25,239
6.75%, 09/21/2047	370,000	236,317
6.35%, 02/12/2048	70,000	43,273
7.69%, 01/23/2050	390,000	272,896
6.95%, 01/28/2060	230,000	147,663
Total Play Telecomunicaciones S.A. de C.V.
7.50%, 11/12/2025(a)	240,000	140,867
6.38%, 09/20/2028(a)	282,000	123,269
		5,835,425
Moldova-0.12%
Aragvi Finance International DAC, 8.45%, 04/29/2026(a)	220,000	158,187
Morocco-0.46%
OCP S.A.
3.75%, 06/23/2031(a)	140,000	118,701
6.88%, 04/25/2044(a)	270,000	249,818
5.13%, 06/23/2051(a)	340,000	246,599
		615,118
Netherlands-1.50%
Sunrise FinCo I B.V., 4.88%, 07/15/2031(a)	360,000	317,185
Trivium Packaging Finance B.V.
5.50%, 08/15/2026(a)	270,000	263,727
8.50%, 08/15/2027(a)	310,000	303,468
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	480,000	419,912
Ziggo B.V., 4.88%, 01/15/2030(a)	440,000	393,881
Ziggo Bond Co. B.V.
6.00%, 01/15/2027(a)	130,000	126,998
5.13%, 02/28/2030(a)	220,000	185,780
		2,010,951
Nigeria-0.73%
Access Bank PLC, 6.13%, 09/21/2026(a)	20,000	18,448
IHS Holding Ltd.
5.63%, 11/29/2026(a)	220,000	199,326
6.25%, 11/29/2028(a)	220,000	186,358
IHS Netherlands Holdco B.V., 8.00%, 09/18/2027(a)	420,000	388,176
Seplat Energy PLC, 7.75%, 04/01/2026(a)	200,000	186,633
		978,941
Norway-0.23%
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	300,000	312,449

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Oman-1.20%
Bank muscat SAOG, 4.75%, 03/17/2026(a)	$220,000	$215,878
Lamar Funding Ltd., 3.96%, 05/07/2025(a)	250,000	243,013
Mazoon Assets Co. SAOC, 5.20%, 11/08/2027(a)	220,000	216,583
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	216,685
OQ SAOC, 5.13%, 05/06/2028(a)	340,000	333,956
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	268,657
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	110,000	114,044
		1,608,816
Pakistan-0.10%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	136,199
Panama-0.43%
C&W Senior Financing DAC, 6.88%, 09/15/2027(a)	350,000	332,005
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	270,000	237,347
		569,352
Paraguay-0.17%
Telefonica Celular del Paraguay S.A., 5.88%, 04/15/2027(a)	230,000	223,232
Peru-0.76%
Cia de Minas Buenaventura S.A.A., 5.50%, 07/23/2026(a)	50,000	47,848
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	220,000	181,287
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	450,000	332,253
5.63%, 06/19/2047(a)	700,000	449,616
		1,011,004
Poland-0.13%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	200,000	176,260
Russia-0.21%
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)(g)	300,000	238,500
O1 Properties Finance PLC, 0.50%, 09/27/2028(a)	500,000	37,500
		276,000
Saudi Arabia-0.57%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/2026(a)	390,000	360,237
Arabian Centres Sukuk Ltd., 5.38%, 11/26/2024(a)	20,000	19,663
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/2025(a)	70,000	69,924
8.00%, 02/25/2029(a)	300,000	307,701
		757,525
Singapore-0.47%
GLP Pte. Ltd.
3.88%, 06/04/2025(a)	350,000	274,400
4.50%(a)(b)(e)	399,000	157,884
Puma International Financing S.A., 5.00%, 01/24/2026(a)	200,000	189,933
		622,217
South Africa-2.49%
Bidvest Group UK PLC (The), 3.63%, 09/23/2026(a)	160,000	149,342
	Principal Amount	Value
South Africa-(continued)
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)	$413,000	$411,782
8.45%, 08/10/2028(a)	20,000	20,038
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	176,116
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	223,080
Sasol Financing USA LLC
5.88%, 03/27/2024	470,000	468,898
4.38%, 09/18/2026(c)	290,000	271,366
6.50%, 09/27/2028(c)	340,000	322,113
8.75%, 05/03/2029(a)	250,000	254,659
5.50%, 03/18/2031	380,000	319,393
Stillwater Mining Co.
4.00%, 11/16/2026(a)	300,000	266,100
4.50%, 11/16/2029(a)	240,000	189,348
Transnet SOC Ltd., 8.25%, 02/06/2028(a)	250,000	251,893
		3,324,128
South Korea-0.18%
Woori Bank, 4.25%(a)(b)(e)	250,000	246,515
Spain-0.26%
Cellnex Finance Co. S.A., 3.88%, 07/07/2041(a)	290,000	226,229
Codere Finance 2 (Luxembourg) S.A., 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(a)(d)	209,644	14,675
Grifols S.A., 4.75%, 10/15/2028(a)	120,000	102,862
		343,766
Switzerland-0.54%
Consolidated Energy Finance S.A., 5.63%, 10/15/2028(a)	90,000	75,039
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	260,000	74,284
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	164,962
9.50%, 06/01/2028(a)	155,000	131,490
6.38%, 02/01/2030(a)	380,000	271,540
		717,315
Tanzania-0.18%
HTA Group Ltd., 7.00%, 12/18/2025(a)	240,000	237,689
Thailand-0.48%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(b)	340,000	302,654
Kasikornbank PCL, 3.34%, 10/02/2031(a)(b)	360,000	333,679
		636,333
Togo-0.07%
Ecobank Transnational, Inc., 9.50%, 04/18/2024(a)	100,000	99,948
Trinidad-0.37%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	233,090
Trinidad Generation Unlimited, 5.25%, 11/04/2027(a)	270,000	265,227
		498,317
Turkey-5.54%
Akbank T.A.S.
5.13%, 03/31/2025(a)	220,000	217,525
6.80%, 06/22/2031(a)(b)	240,000	236,369

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	$220,000	$191,146
Aydem Yenilenebilir Enerji A.S., 7.75%, 02/02/2027(a)	310,000	292,452
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	185,913
KOC Holding A.S., 6.50%, 03/11/2025(a)	340,000	340,653
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/2028(a)	200,000	206,750
QNB Finansbank A.S., 6.88%, 09/07/2024(a)	290,000	291,756
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	261,936
9.50%, 08/01/2026(a)	220,000	232,013
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	220,000	218,416
6.88%, 02/28/2025(a)	213,000	212,187
Turkiye Ihracat Kredi Bankasi A.S.
6.13%, 05/03/2024(a)	200,000	200,076
9.38%, 01/31/2026(a)	220,000	230,055
5.75%, 07/06/2026(a)	340,000	331,095
Turkiye Is Bankasi A.S.
6.13%, 04/25/2024(a)	300,000	300,238
7.75%, 01/22/2030(a)(b)	140,000	139,158
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	310,000	306,292
Turkiye Sise ve Cam Fabrikalari A.S., 6.95%, 03/14/2026(a)	310,000	311,181
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/2024(a)	270,000	271,336
5.25%, 02/05/2025(a)	300,000	296,523
6.50%, 01/08/2026(a)	340,000	337,354
5.50%, 10/01/2026(a)	235,000	226,075
9.00%, 10/12/2028(a)	270,000	282,679
Ulker Biskuvi Sanayi A.S., 6.95%, 10/30/2025(a)	200,000	196,852
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)	350,000	358,424
Yapi ve Kredi Bankasi A.S.
5.85%, 06/21/2024(a)	226,000	226,302
8.25%, 10/15/2024(a)	100,000	101,401
9.25%, 10/16/2028(a)	290,000	306,182
7.88%, 01/22/2031(a)(b)	100,000	100,564
		7,408,903
Ukraine-0.09%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(g)	200,000	115,500
United Arab Emirates-1.40%
DIB Tier 1 Sukuk (3) Ltd., 6.25%(a)(b)(e)	340,000	339,677
DP World Salaam, 6.00%(a)(b)(e)	470,000	467,062
Emirates NBD Bank PJSC, 6.13%(a)(b)(e)	250,000	249,332
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/2026(a)	400,000	396,490
MAF Global Securities Ltd., 7.88%(a)(b)(e)	220,000	227,466
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	200,000	194,335
		1,874,362
United Kingdom-6.13%
180 Medical, Inc., 3.88%, 10/15/2029(a)	220,000	196,842
British Telecommunications PLC, 4.25%, 11/23/2081(a)(b)	240,000	225,264
	Principal Amount	Value
United Kingdom-(continued)
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)(h)	$300,000	$0
Connect Finco S.a.r.l./Connect US Finco LLC, 6.75%, 10/01/2026(a)	703,000	690,276
Drax Finco PLC, 6.63%, 11/01/2025(a)	235,000	233,531
eG Global Finance PLC, 12.00%, 11/30/2028(a)	200,000	211,573
Harbour Energy PLC, 5.50%, 10/15/2026(a)	235,000	229,461
Ithaca Energy (North Sea) PLC, 9.00%, 07/15/2026(a)	280,000	278,982
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)	310,000	313,213
4.50%, 10/01/2027(a)	220,000	208,428
Mclaren Finance PLC, 7.50%, 08/01/2026(a)	280,000	247,044
Neptune Energy Bondco PLC, 6.63%, 05/15/2025(a)	200,000	200,054
Petrofac Ltd., 9.75%, 11/15/2026(a)	270,000	144,184
Rolls-Royce PLC
3.63%, 10/14/2025(a)	450,000	435,962
5.75%, 10/15/2027(a)	450,000	451,706
Standard Chartered PLC, 7.01%(a)(b)(e)	200,000	205,082
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	220,000	196,286
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	440,000	423,561
4.50%, 08/15/2030(a)	410,000	366,663
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	207,672
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	410,000	358,867
4.75%, 07/15/2031(a)	430,000	385,659
Vodafone Group PLC
6.25%, 10/03/2078(a)(b)	440,000	439,331
7.00%, 04/04/2079(b)(c)	771,000	798,434
3.25%, 06/04/2081(b)	188,000	175,407
4.13%, 06/04/2081(b)	380,000	330,558
5.13%, 06/04/2081(b)	313,000	237,057
		8,191,097
United States-2.26%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	110,000	107,779
4.13%, 08/15/2026(a)	350,000	315,558
5.25%, 08/15/2027(a)	160,000	119,897
5.25%, 08/15/2027(a)	250,000	187,340
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	100,059
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	300,000	257,309
Constellium SE, 3.75%, 04/15/2029(a)	250,000	224,955
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	350,000	389,610
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	320,000	311,096
5.13%, 07/15/2029(a)	170,000	149,248
Mohegan Tribal Gaming Authority, 7.88%, 10/15/2024(a)	500,000	482,870
OPENLANE, Inc., 5.13%, 06/01/2025(a)	140,000	138,163
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	199,193
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)	296,000	26,640

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
United States-(continued)
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/2025(a)(g)(i)	$200,000	$9,000
WeWork Cos. US LLC, 7.88%, 05/01/2025(a)(g)(i)	100,000	3,500
		3,022,217
Uruguay-0.10%
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 10.75%, 07/01/2025(a)	135,000	134,785
Uzbekistan-0.19%
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	259,661
Vietnam-0.19%
Mong Duong Finance Holdings B.V., 5.13%, 05/07/2029(a)	276,687	259,918
Zambia-1.26%
First Quantum Minerals Ltd.
7.50%, 04/01/2025(a)	300,000	296,721
6.88%, 03/01/2026(a)	450,000	429,039
6.88%, 10/15/2027(a)	670,000	603,673
8.63%, 06/01/2031(a)	380,000	352,925
		1,682,358
Total U.S. Dollar Denominated Bonds & Notes (Cost $128,700,161)		130,518,801
	Shares
Common Stocks & Other Equity Interests-0.20%
United States-0.20%
Cumulus Media, Inc., Class A(j)	3	14
Hornbeck Offshore Services, Inc.(j)(k)	323	16,958
Hornbeck Offshore Services, Inc., Wts., TBA(j)(k)	3,246	159,865
Hornbeck Offshore Services, Inc., Wts., TBA(j)(k)	2,673	67,493
PetroQuest Energy, Inc.(h)(j)	290	0
Premier Brands Group Holdings Co.(j)(l)	3,222	3,826
Premier Brands Group Holdings Co., Wts., expiring 03/21/2024(j)(l)	10,096	1,792
	Shares	Value
United States-(continued)
TRU Taj LLC/TRU Taj Finance, Inc.(j)	2,156	$5,929
Venator Materials PLC(j)	9	8,685
Total Common Stocks & Other Equity Interests (Cost $355,604)		264,562

Preferred Stocks-0.12%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(h)(m) (Cost $220,500)	2,000	163,000
Money Market Funds-0.42%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(n)(o) (Cost $556,181)	556,181	556,181
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.41% (Cost $129,832,446)		131,502,544
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.11%
Invesco Private Government Fund, 5.29%(n)(o)(p)	1,358,475	1,358,475
Invesco Private Prime Fund, 5.52%(n)(o)(p)	4,136,632	4,139,528
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,497,868)		5,498,003
TOTAL INVESTMENTS IN SECURITIES-102.52% (Cost $135,330,314)		137,000,547
OTHER ASSETS LESS LIABILITIES-(2.52)%		(3,363,100)
NET ASSETS-100.00%		$133,637,447

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
DAC-Designated Activity Co.
Pfd.-Preferred
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $113,881,691, which represented 85.22% of the Fund’s Net Assets.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Perpetual bond with no specified maturity date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2024 was $366,500, which represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Non-income producing security.
(k)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(l)	Acquired as part of the Nine West Holding, Inc. reorganization.
(m)	Acquired as part of the Guitar Center, Inc. reorganization.
(n)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,053,548	$4,853,474	$(5,350,841)	$-	$-	$556,181	$4,053
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,358,201	6,300,644	(6,300,370)	-	-	1,358,475	16,651*
Invesco Private Prime Fund	3,493,247	8,699,234	(8,055,120)	28	2,139	4,139,528	48,336*
Total	$5,904,996	$19,853,352	$(19,706,331)	$28	$2,139	$6,054,184	$69,040

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
January 31, 2024
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.59%(a)
Australia-2.56%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	200,000	$229,694
Australia & New Zealand Banking Group Ltd.
4.05%, 05/12/2025	AUD	400,000	262,891
0.75%, 09/29/2026(b)	EUR	100,000	101,911
Australia and New Zealand Banking Group Ltd., 3.65%, 01/20/2026(b)	EUR	200,000	218,639
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	392,623
Commonwealth Bank of Australia
4.20%, 08/18/2025	AUD	350,000	230,329
4.90%, 08/17/2028	AUD	300,000	200,265
Glencore Finance (Europe) Ltd., 3.13%, 03/26/2026(b)	GBP	146,000	178,020
National Australia Bank Ltd.
3.90%, 05/30/2025	AUD	350,000	229,522
2.90%, 02/25/2027	AUD	500,000	314,888
2.13%, 05/24/2028(b)	EUR	100,000	104,625
1.38%, 08/30/2028(b)	EUR	200,000	200,704
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	450,000	278,472
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	100,000	114,317
Westpac Banking Corp.
3.70%, 01/16/2026(b)	EUR	100,000	109,395
5.00%, 01/15/2029	AUD	400,000	267,759
			3,434,054
Belgium-0.17%
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	200,000	224,789
Canada-20.58%
Bank of Montreal
3.65%, 04/01/2027	CAD	720,000	523,576
4.31%, 06/01/2027	CAD	900,000	667,349
4.71%, 12/07/2027	CAD	900,000	676,275
5.04%, 05/29/2028	CAD	700,000	532,761
4.54%, 12/18/2028	CAD	600,000	447,846
Bank of Nova Scotia (The)
5.50%, 12/29/2025	CAD	500,000	378,493
1.85%, 11/02/2026	CAD	850,000	591,937
2.95%, 03/08/2027	CAD	800,000	569,823
Bell Canada
3.35%, 03/12/2025	CAD	550,000	403,914
3.00%, 03/17/2031	CAD	300,000	201,922
5.85%, 11/10/2032	CAD	500,000	401,063
3.50%, 09/30/2050	CAD	450,000	253,506
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	400,000	303,261
Canadian Imperial Bank of Commerce
2.75%, 03/07/2025	CAD	600,000	437,862
2.00%, 04/17/2025	CAD	650,000	469,286
1.10%, 01/19/2026	CAD	500,000	349,710
5.00%, 12/07/2026	CAD	400,000	301,692
2.25%, 01/07/2027	CAD	600,000	420,110
4.95%, 06/29/2027	CAD	700,000	528,690
5.50%, 01/14/2028	CAD	400,000	308,491
CPPIB Capital, Inc.
4.45%, 09/01/2027(b)	AUD	450,000	299,213
4.20%, 05/02/2028(b)	AUD	600,000	394,666
	Principal Amount		Value
Canada-(continued)
Federation des caisses Desjardins du Quebec
5.20%, 10/01/2025	CAD	400,000	$300,390
1.09%, 01/21/2026	CAD	300,000	209,880
4.41%, 05/19/2027	CAD	300,000	222,849
5.47%, 11/17/2028	CAD	500,000	387,426
National Bank of Canada
5.30%, 11/03/2025	CAD	400,000	301,144
2.24%, 11/04/2026	CAD	325,000	228,555
5.22%, 06/14/2028	CAD	700,000	536,114
Ontario Teachers’ Finance Trust
0.50%, 05/06/2025(b)	EUR	200,000	209,761
0.90%, 05/20/2041(b)	EUR	200,000	148,251
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	400,000	314,626
Rogers Communications, Inc.
3.10%, 04/15/2025	CAD	400,000	292,220
3.65%, 03/31/2027	CAD	500,000	363,089
3.25%, 05/01/2029	CAD	400,000	279,250
4.25%, 04/15/2032	CAD	300,000	213,657
6.75%, 11/09/2039	CAD	550,000	461,740
Royal Bank of Canada
1.94%, 05/01/2025	CAD	500,000	360,989
3.37%, 09/29/2025	CAD	1,100,000	803,637
5.34%, 06/23/2026	CAD	500,000	379,357
5.24%, 11/02/2026	CAD	600,000	455,556
2.33%, 01/28/2027	CAD	800,000	561,518
3.63%, 06/14/2027(b)	GBP	200,000	244,728
4.61%, 07/26/2027	CAD	650,000	487,214
4.64%, 01/17/2028	CAD	700,000	525,792
5.00%, 01/24/2028(b)	GBP	200,000	255,592
4.63%, 05/01/2028	CAD	950,000	713,248
2.13%, 04/26/2029(b)	EUR	200,000	204,529
5.23%, 06/24/2030	CAD	500,000	387,515
Suncor Energy, Inc., 5.60%, 11/17/2025	CAD	400,000	302,665
TELUS Corp., 5.25%, 11/15/2032	CAD	400,000	306,273
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD	550,000	397,558
Toronto-Dominion Bank (The)
1.94%, 03/13/2025	CAD	550,000	398,307
2.67%, 09/09/2025	CAD	1,300,000	939,945
1.13%, 12/09/2025	CAD	600,000	421,641
4.34%, 01/27/2026	CAD	600,000	445,582
5.42%, 07/10/2026	CAD	500,000	380,143
2.26%, 01/07/2027	CAD	650,000	455,839
0.50%, 01/18/2027(b)	EUR	100,000	100,817
2.88%, 04/05/2027(b)	GBP	400,000	479,836
4.21%, 06/01/2027	CAD	1,000,000	739,636
2.55%, 08/03/2027(b)	EUR	200,000	212,172
5.38%, 10/21/2027	CAD	700,000	538,309
5.49%, 09/08/2028	CAD	500,000	388,664
3.63%, 12/13/2029(b)	EUR	150,000	164,446
1.95%, 04/08/2030(b)	EUR	200,000	199,391
3.13%, 08/03/2032(b)	EUR	100,000	105,735
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	750,000	547,839
5.28%, 07/15/2030(b)	CAD	400,000	306,893
4.18%, 07/03/2048(b)	CAD	400,000	246,149
4.34%, 10/15/2049(b)	CAD	300,000	188,340
			27,576,253
China-0.07%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	89,201
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount		Value
Denmark-0.69%
Danske Bank A/S, 0.63%, 05/26/2025(b)	EUR	100,000	$104,612
Orsted A/S
4.88%, 01/12/2032(b)	GBP	300,000	374,762
5.75%, 04/09/2040(b)	GBP	150,000	194,707
5.38%, 09/13/2042(b)	GBP	200,000	248,876
			922,957
Finland-0.80%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	132,479
4.13%, 05/05/2028(b)	EUR	200,000	223,614
0.50%, 11/02/2028(b)	EUR	100,000	95,328
2.50%, 05/23/2029(b)	EUR	200,000	208,490
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR	100,000	103,957
2.88%, 12/15/2025(b)	EUR	200,000	216,113
0.10%, 11/16/2027(b)	EUR	100,000	96,871
			1,076,852
France-24.88%
Action Logement Services
4.13%, 10/03/2038(b)	EUR	100,000	116,779
0.75%, 07/19/2041(b)	EUR	100,000	70,153
3.63%, 05/25/2043(b)	EUR	100,000	109,346
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	200,000	213,130
Airbus SE
1.63%, 06/09/2030(b)	EUR	200,000	200,219
2.38%, 06/09/2040(b)	EUR	200,000	184,348
ALD S.A., 4.88%, 10/06/2028(b)	EUR	100,000	114,923
Banque Federative du Credit Mutuel S.A.
0.01%, 03/07/2025(b)	EUR	200,000	208,666
1.00%, 05/23/2025(b)	EUR	200,000	210,159
0.75%, 07/17/2025(b)	EUR	200,000	208,790
3.00%, 09/11/2025(b)	EUR	100,000	107,611
1.25%, 12/05/2025(b)	GBP	200,000	237,944
1.63%, 01/19/2026(b)	EUR	100,000	105,029
5.00%, 01/19/2026(b)	GBP	200,000	254,920
2.38%, 03/24/2026(b)	EUR	100,000	106,051
0.01%, 05/11/2026(b)	EUR	200,000	201,986
0.75%, 06/08/2026(b)	EUR	200,000	204,979
1.00%, 07/16/2026(b)	GBP	300,000	349,077
1.25%, 05/26/2027(b)	EUR	200,000	204,134
3.13%, 09/14/2027(b)	EUR	200,000	216,644
3.88%, 01/26/2028(b)	EUR	200,000	220,372
5.38%, 05/25/2028(b)	GBP	100,000	130,542
0.25%, 07/19/2028(b)	EUR	100,000	94,236
0.63%, 11/03/2028(b)	EUR	200,000	190,178
4.13%, 03/13/2029(b)	EUR	200,000	225,361
1.75%, 03/15/2029(b)	EUR	100,000	99,445
1.88%, 06/18/2029(b)	EUR	200,000	197,641
2.63%, 11/06/2029(b)	EUR	100,000	103,260
0.75%, 01/17/2030(b)	EUR	100,000	91,980
4.38%, 05/02/2030(b)	EUR	200,000	225,496
1.25%, 06/03/2030(b)	EUR	100,000	93,873
0.63%, 02/21/2031(b)	EUR	200,000	177,416
4.75%, 11/10/2031(b)	EUR	200,000	230,671
1.13%, 01/19/2032(b)	EUR	200,000	181,096
5.13%, 01/13/2033(b)	EUR	200,000	231,151
3.75%, 02/01/2033(b)	EUR	300,000	332,520
4.13%, 06/14/2033(b)	EUR	200,000	227,126
	Principal Amount		Value
France-(continued)
BNP Paribas S.A.
1.50%, 11/17/2025(b)	EUR	100,000	$105,169
3.38%, 01/23/2026(b)	GBP	300,000	369,554
1.13%, 06/11/2026(b)	EUR	200,000	206,524
0.13%, 09/04/2026(b)	EUR	200,000	200,519
2.25%, 01/11/2027(b)	EUR	100,000	105,567
1.88%, 12/14/2027(b)	GBP	400,000	455,452
1.50%, 05/23/2028(b)	EUR	100,000	101,735
1.38%, 05/28/2029(b)	EUR	200,000	195,365
3.63%, 09/01/2029(b)	EUR	200,000	218,499
1.63%, 07/02/2031(b)	EUR	200,000	185,501
1.25%, 07/13/2031(b)	GBP	400,000	389,189
2.10%, 04/07/2032(b)	EUR	200,000	192,609
5.75%, 06/13/2032(b)	GBP	300,000	395,016
0.63%, 12/03/2032(b)	EUR	200,000	168,349
4.13%, 05/24/2033(b)	EUR	200,000	229,962
2.00%, 09/13/2036(b)	GBP	200,000	184,128
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	200,000	208,457
0.50%, 02/11/2030(b)	EUR	100,000	93,116
3.88%, 07/17/2031(b)	EUR	100,000	112,652
4.63%, 06/07/2032(b)	EUR	100,000	118,441
3.25%, 06/30/2037(b)	EUR	100,000	105,335
5.38%, 06/30/2042(b)	EUR	200,000	256,558
BPCE S.A.
1.00%, 04/01/2025(b)	EUR	200,000	210,702
0.63%, 04/28/2025(b)	EUR	200,000	209,617
0.25%, 01/15/2026(b)	EUR	200,000	204,417
0.38%, 02/02/2026(b)	EUR	100,000	102,497
3.63%, 04/17/2026(b)	EUR	100,000	109,303
0.50%, 02/24/2027(b)	EUR	200,000	199,096
1.75%, 04/26/2027(b)	EUR	100,000	103,853
3.50%, 01/25/2028(b)	EUR	200,000	218,982
4.38%, 07/13/2028(b)	EUR	100,000	112,066
1.00%, 10/05/2028(b)	EUR	100,000	98,579
5.25%, 04/16/2029(b)	GBP	300,000	374,512
0.25%, 01/14/2031(b)	EUR	200,000	175,847
0.75%, 03/03/2031(b)	EUR	100,000	90,254
1.00%, 01/14/2032(b)	EUR	100,000	89,258
4.00%, 11/29/2032(b)	EUR	200,000	226,078
4.50%, 01/13/2033(b)	EUR	200,000	228,523
Capgemini SE, 2.38%, 04/15/2032(b)	EUR	200,000	204,848
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	106,550
Cie de Saint-Gobain S.A.
3.88%, 11/29/2030(b)	EUR	100,000	112,171
1.88%, 03/15/2031(b)	EUR	200,000	199,357
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	202,302
2.13%, 07/29/2032(b)	EUR	200,000	197,377
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	200,000	191,191
1.50%, 10/06/2031(b)	EUR	300,000	268,008
Credit Agricole S.A.
1.38%, 03/13/2025(b)	EUR	200,000	212,006
1.00%, 09/18/2025(b)	EUR	200,000	209,633
0.38%, 10/21/2025(b)	EUR	200,000	206,983
1.25%, 04/14/2026(b)	EUR	300,000	312,410
1.88%, 12/20/2026(b)	EUR	200,000	208,987
1.38%, 05/03/2027(b)	EUR	300,000	308,569
3.38%, 07/28/2027(b)	EUR	200,000	218,414
0.13%, 12/09/2027	EUR	200,000	192,959

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount		Value
France-(continued)
0.38%, 04/20/2028(b)	EUR	200,000	$192,142
1.13%, 02/24/2029(b)	EUR	200,000	197,129
1.75%, 03/05/2029(b)	EUR	300,000	300,804
1.00%, 07/03/2029(b)	EUR	200,000	193,058
2.50%, 08/29/2029(b)	EUR	200,000	209,230
4.88%, 10/23/2029(b)	GBP	300,000	384,733
4.13%, 03/07/2030(b)	EUR	200,000	227,584
3.88%, 04/20/2031(b)	EUR	300,000	337,036
0.88%, 01/14/2032(b)	EUR	200,000	178,341
1.13%, 07/12/2032(b)	EUR	200,000	181,908
4.00%, 01/18/2033(b)	EUR	200,000	227,703
4.38%, 11/27/2033(b)	EUR	200,000	228,161
3.88%, 11/28/2034(b)	EUR	200,000	225,206
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	100,000	108,988
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	200,000	205,715
4.13%, 03/25/2027(b)	EUR	100,000	111,677
6.25%, 05/30/2028(b)	GBP	200,000	268,055
4.38%, 10/12/2029(b)	EUR	100,000	114,043
4.63%, 04/26/2030(b)	EUR	200,000	231,442
2.00%, 10/02/2030(b)	EUR	100,000	99,394
5.88%, 07/18/2031	GBP	200,000	263,711
4.25%, 01/25/2032(b)	EUR	100,000	112,936
1.00%, 11/29/2033(b)	EUR	300,000	255,151
6.13%, 06/02/2034(b)	GBP	500,000	664,714
4.75%, 10/12/2034(b)	EUR	200,000	233,340
5.50%, 03/27/2037(b)	GBP	200,000	246,433
5.50%, 10/17/2041(b)	GBP	600,000	725,817
4.63%, 01/25/2043(b)	EUR	100,000	111,998
2.00%, 12/09/2049(b)	EUR	200,000	140,706
5.13%, 09/22/2050(b)	GBP	400,000	448,360
5.63%, 01/25/2053(b)	GBP	200,000	235,929
6.00%, 01/23/2114(b)	GBP	500,000	590,342
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	213,804
3.63%, 01/11/2030(b)	EUR	200,000	221,566
4.00%, 01/11/2035(b)	EUR	100,000	112,094
5.63%, 04/03/2053(b)	GBP	300,000	386,773
5.00%, 10/01/2060(b)	GBP	350,000	415,481
EssilorLuxottica S.A.
0.13%, 05/27/2025(b)	EUR	200,000	208,589
0.38%, 01/05/2026(b)	EUR	200,000	206,509
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	93,730
Kering S.A.
3.63%, 09/05/2031(b)	EUR	100,000	112,132
3.88%, 09/05/2035(b)	EUR	200,000	227,414
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	200,000	223,306
Orange S.A.
8.13%, 01/28/2033	EUR	150,000	226,066
0.63%, 12/16/2033(b)	EUR	200,000	172,313
5.38%, 11/22/2050(b)	GBP	150,000	195,531
Pernod Ricard S.A., 1.13%, 04/07/2025(b)	EUR	200,000	211,519
RTE Reseau de Transport d’Electricite SADIR
1.63%, 11/27/2025(b)	EUR	200,000	211,342
3.75%, 07/04/2035(b)	EUR	100,000	112,404
	Principal Amount		Value
France-(continued)
Societe Generale S.A.
0.13%, 02/24/2026(b)	EUR	200,000	$204,063
4.25%, 09/28/2026(b)	EUR	200,000	222,613
0.75%, 01/25/2027(b)	EUR	200,000	200,363
4.13%, 06/02/2027(b)	EUR	200,000	223,014
0.25%, 07/08/2027(b)	EUR	200,000	196,362
4.00%, 11/16/2027(b)	EUR	200,000	222,708
0.13%, 02/18/2028(b)	EUR	100,000	96,082
2.13%, 09/27/2028(b)	EUR	200,000	206,170
1.75%, 03/22/2029(b)	EUR	100,000	99,272
2.63%, 05/30/2029(b)	EUR	200,000	211,303
1.25%, 06/12/2030(b)	EUR	200,000	187,699
4.25%, 11/16/2032(b)	EUR	200,000	231,924
5.63%, 06/02/2033(b)	EUR	100,000	116,009
6.25%, 06/22/2033(b)	GBP	300,000	410,931
Suez S.A.
2.88%, 05/24/2034(b)	EUR	100,000	100,972
6.63%, 10/05/2043(b)	GBP	300,000	426,188
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	207,392
TotalEnergies Capital International S.A.
2.50%, 03/25/2026(b)	EUR	200,000	214,650
1.62%, 05/18/2040(b)	EUR	100,000	84,318
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	200,000	199,576
1.38%, 12/04/2031(b)	EUR	100,000	91,611
			33,335,877
Germany-8.37%
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	100,000	112,522
Aroundtown S.A., 0.38%, 04/15/2027(b)	EUR	200,000	177,911
BASF SE, 1.50%, 03/17/2031(b)	EUR	100,000	96,945
Bayer AG
0.75%, 01/06/2027(b)	EUR	200,000	201,154
0.38%, 01/12/2029(b)	EUR	100,000	93,138
1.13%, 01/06/2030(b)	EUR	100,000	92,532
0.63%, 07/12/2031(b)	EUR	200,000	170,308
1.38%, 07/06/2032(b)	EUR	100,000	87,804
4.63%, 05/26/2033(b)	EUR	200,000	222,675
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	300,000	311,087
2.13%, 12/15/2029(b)	EUR	300,000	296,115
Commerzbank AG
1.00%, 03/04/2026(b)	EUR	195,000	202,699
0.50%, 12/04/2026(b)	EUR	119,000	120,433
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR	200,000	162,470
0.63%, 12/08/2050(b)	EUR	100,000	59,045
1.13%, 05/29/2051(b)	EUR	100,000	67,464
Deutsche Bank AG, 1.63%, 01/20/2027(b)	EUR	200,000	205,162
Deutsche Boerse AG
3.88%, 09/28/2026(b)	EUR	200,000	221,982
3.88%, 09/28/2033(b)	EUR	200,000	229,056
E.ON International Finance B.V.
6.25%, 06/03/2030(b)	GBP	300,000	408,680
6.38%, 06/07/2032	GBP	400,000	552,737
4.75%, 01/31/2034(b)	GBP	200,000	244,453
5.88%, 10/30/2037(b)	GBP	350,000	464,369
6.75%, 01/27/2039(b)	GBP	250,000	356,323
6.13%, 07/06/2039(b)	GBP	350,000	471,572
E.ON SE, 3.88%, 01/12/2035(b)	EUR	166,000	185,796

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	$91,615
Heidelberg Materials Finance Luxembourg S.A., 1.63%, 04/07/2026(b)	EUR	100,000	105,281
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	100,000	98,441
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 05/12/2025(b)	EUR	200,000	208,702
Mercedes-Benz Group AG, 2.13%, 07/03/2037(b)(c)	EUR	150,000	146,226
Mercedes-Benz International Finance B.V., 2.63%, 04/07/2025(b)	EUR	200,000	215,249
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	100,000	111,739
4.00%, 06/02/2035(b)	EUR	200,000	228,376
4.38%, 06/02/2043(b)	EUR	200,000	230,785
RWE AG
2.50%, 08/24/2025(b)	EUR	200,000	214,548
2.13%, 05/24/2026(b)	EUR	133,000	141,278
2.75%, 05/24/2030(b)	EUR	100,000	105,149
Siemens Financieringsmaatschappij N.V., 2.25%, 03/10/2025(b)	EUR	100,000	107,347
Traton Finance Luxembourg S.A.
0.13%, 03/24/2025(b)	EUR	200,000	208,270
0.75%, 03/24/2029(b)	EUR	200,000	188,911
Volkswagen Bank GmbH, 4.25%, 01/07/2026(b)	EUR	200,000	220,020
Volkswagen Financial Services AG
0.13%, 02/12/2027(b)	EUR	100,000	98,919
0.88%, 01/31/2028(b)	EUR	130,000	128,229
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	225,764
Volkswagen International Finance N.V.
4.13%, 11/15/2025(b)	EUR	100,000	109,674
3.88%, 03/29/2026(b)	EUR	100,000	109,452
1.88%, 03/30/2027(b)	EUR	300,000	312,337
0.88%, 09/22/2028(b)	EUR	300,000	290,567
1.63%, 01/16/2030(b)	EUR	175,000	171,843
3.25%, 11/18/2030(b)	EUR	100,000	107,118
4.13%, 11/16/2038(b)	EUR	100,000	112,106
Volkswagen Leasing GmbH, 0.38%, 07/20/2026(b)	EUR	100,000	101,113
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	97,401
0.25%, 09/01/2028(b)	EUR	100,000	92,472
0.63%, 12/14/2029(b)	EUR	200,000	179,702
0.75%, 09/01/2032(b)	EUR	200,000	165,004
1.00%, 06/16/2033(b)	EUR	100,000	82,326
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	100,000	103,501
1.33%, 09/25/2028(b)	EUR	200,000	194,836
1.82%, 09/25/2031(b)	EUR	100,000	92,949
			11,211,682
Ireland-0.16%
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	200,000	214,408
Italy-5.51%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	109,952
	Principal Amount		Value
Italy-(continued)
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	225,000	$211,111
2.38%, 11/25/2033(b)	EUR	200,000	181,760
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	100,000	100,526
2.00%, 01/15/2030(b)	EUR	200,000	193,982
Enel Finance International N.V.
1.50%, 07/21/2025(b)	EUR	100,000	105,720
0.25%, 11/17/2025(b)	EUR	100,000	102,833
1.38%, 06/01/2026(b)	EUR	50,000	52,102
0.38%, 06/17/2027(b)	EUR	100,000	99,096
3.88%, 03/09/2029(b)	EUR	200,000	223,954
2.88%, 04/11/2029(b)	GBP	300,000	346,545
0.38%, 05/28/2029(b)	EUR	100,000	93,539
0.50%, 06/17/2030(b)	EUR	120,000	109,557
0.88%, 09/28/2034(b)	EUR	320,000	262,176
0.88%, 06/17/2036(b)	EUR	100,000	78,443
5.75%, 09/14/2040(b)	GBP	550,000	713,468
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	235,797
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	109,334
1.50%, 02/02/2026(b)	EUR	150,000	157,309
1.25%, 05/18/2026(b)	EUR	100,000	104,128
0.38%, 06/14/2028(b)	EUR	200,000	193,133
3.63%, 01/29/2029(b)	EUR	100,000	111,122
0.63%, 01/23/2030(b)	EUR	100,000	93,308
2.00%, 05/18/2031(b)	EUR	150,000	148,853
4.25%, 05/19/2033(b)	EUR	300,000	341,414
Intesa Sanpaolo S.p.A.
2.13%, 05/26/2025(b)	EUR	125,000	133,216
0.63%, 02/24/2026(b)	EUR	250,000	255,837
4.00%, 05/19/2026(b)	EUR	100,000	110,034
1.00%, 11/19/2026(b)	EUR	202,000	206,205
4.75%, 09/06/2027(b)	EUR	150,000	168,918
0.75%, 03/16/2028(b)	EUR	200,000	196,641
1.75%, 03/20/2028(b)	EUR	150,000	153,063
1.75%, 07/04/2029(b)	EUR	100,000	100,249
4.88%, 05/19/2030(b)	EUR	200,000	230,943
5.13%, 08/29/2031(b)	EUR	100,000	117,287
6.63%, 05/31/2033(b)	GBP	300,000	404,230
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	100,000	102,872
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	209,000	213,968
UniCredit S.p.A.
0.50%, 04/09/2025(b)	EUR	100,000	104,609
0.33%, 01/19/2026(b)	EUR	150,000	153,558
2.13%, 10/24/2026(b)	EUR	159,000	167,832
0.85%, 01/19/2031(b)	EUR	100,000	89,775
			7,388,399
Japan-2.26%
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP	200,000	261,908
0.69%, 10/07/2030(b)	EUR	100,000	90,353
NTT Finance Corp.
0.01%, 03/03/2025(b)	EUR	200,000	208,843
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	682,557
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	667,095
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	208,540
0.63%, 10/23/2029(b)	EUR	225,000	209,230
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR	200,000	212,079

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount		Value
Japan-(continued)
3.00%, 11/21/2030(b)	EUR	200,000	$213,618
1.38%, 07/09/2032	EUR	200,000	186,040
2.00%, 07/09/2040	EUR	100,000	85,311
			3,025,574
Luxembourg-0.07%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	99,594
Netherlands-4.76%
ABN AMRO Bank N.V.
1.00%, 04/16/2025(b)	EUR	200,000	211,264
3.75%, 04/20/2025(b)	EUR	100,000	108,929
1.25%, 05/28/2025(b)	EUR	200,000	210,721
0.60%, 01/15/2027(b)	EUR	300,000	302,003
4.00%, 01/16/2028(b)	EUR	200,000	222,151
5.13%, 02/22/2028(b)	GBP	200,000	257,033
4.38%, 10/20/2028(b)	EUR	200,000	225,144
0.50%, 09/23/2029(b)	EUR	100,000	92,558
4.25%, 02/21/2030(b)	EUR	100,000	112,926
1.00%, 06/02/2033(b)	EUR	100,000	90,135
1.25%, 01/20/2034(b)	EUR	200,000	175,796
4.50%, 11/21/2034(b)	EUR	200,000	231,828
Cooperatieve Rabobank U.A.
5.25%, 09/14/2027(b)	GBP	100,000	128,188
4.63%, 05/23/2029(b)	GBP	400,000	490,117
4.00%, 01/10/2030(b)	EUR	200,000	224,897
1.13%, 05/07/2031(b)	EUR	200,000	185,884
ING Bank N.V., 4.13%, 10/02/2026(b)	EUR	100,000	110,978
ING Groep N.V.
2.13%, 01/10/2026(b)	EUR	100,000	106,227
3.00%, 02/18/2026(b)	GBP	400,000	489,650
1.38%, 01/11/2028(b)	EUR	100,000	102,054
2.00%, 09/20/2028(b)	EUR	200,000	206,276
2.50%, 11/15/2030(b)	EUR	200,000	207,139
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	314,000	415,497
LeasePlan Corp. N.V.
0.25%, 02/23/2026(b)	EUR	100,000	101,383
0.25%, 09/07/2026(b)	EUR	200,000	199,837
Shell International Finance B.V.
2.50%, 03/24/2026	EUR	150,000	161,134
1.63%, 01/20/2027(b)	EUR	200,000	209,729
0.50%, 11/08/2031(b)	EUR	100,000	89,575
1.88%, 04/07/2032(b)	EUR	100,000	98,764
1.25%, 11/11/2032(b)	EUR	100,000	92,760
0.88%, 11/08/2039(b)	EUR	200,000	148,281
1.75%, 09/10/2052(b)	GBP	200,000	129,232
TenneT Holding B.V., 4.50%, 10/28/2034(b)	EUR	200,000	238,344
			6,376,434
New Zealand-0.16%
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	350,000	221,527
Norway-1.52%
Equinor ASA
1.38%, 05/22/2032(b)	EUR	100,000	95,472
1.63%, 02/17/2035(b)	EUR	200,000	185,361
Norway Government Bond
Series 477, 1.75%, 03/13/2025(b)	NOK	3,000,000	279,814
Series 478, 1.50%, 02/19/2026(b)	NOK	2,200,000	201,669
	Principal Amount		Value
Norway-(continued)
Series 479, 1.75%, 02/17/2027(b)	NOK	5,000,000	$454,575
Series 480, 2.00%, 04/26/2028(b)	NOK	2,800,000	253,175
Series 481, 1.75%, 09/06/2029(b)	NOK	1,900,000	166,718
Series 482, 1.38%, 08/19/2030(b)	NOK	700,000	58,947
Series 483, 1.25%, 09/17/2031(b)	NOK	900,000	73,283
Series 484, 2.13%, 05/18/2032(b)	NOK	700,000	60,389
Series 486, 3.00%, 08/15/2033(b)	NOK	1,000,000	91,627
SpareBank 1 SR-Bank ASA, 3.75%, 11/23/2027(b)	EUR	100,000	110,310
			2,031,340
Portugal-0.15%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	200,000	202,172
Spain-5.51%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	210,927
3.00%, 03/27/2031(b)	EUR	100,000	103,743
Banco Bilbao Vizcaya Argentaria S.A.
1.38%, 05/14/2025(b)	EUR	100,000	105,525
0.75%, 06/04/2025(b)	EUR	100,000	104,803
1.75%, 11/26/2025(b)	EUR	200,000	211,136
1.00%, 06/21/2026(b)	EUR	200,000	206,052
0.38%, 11/15/2026(b)	EUR	100,000	100,423
0.50%, 01/14/2027(b)	EUR	100,000	100,322
3.50%, 02/10/2027(b)	EUR	100,000	108,697
3.38%, 09/20/2027(b)	EUR	200,000	218,882
4.38%, 10/14/2029(b)	EUR	200,000	230,116
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR	200,000	209,393
Banco Santander S.A.
2.50%, 03/18/2025(b)	EUR	200,000	214,256
1.38%, 01/05/2026(b)	EUR	200,000	208,485
3.75%, 01/16/2026(b)	EUR	200,000	218,728
3.25%, 04/04/2026(b)	EUR	200,000	215,562
1.50%, 04/14/2026(b)	GBP	200,000	234,838
0.30%, 10/04/2026(b)	EUR	200,000	201,519
3.13%, 01/19/2027(b)	EUR	100,000	107,460
0.50%, 02/04/2027(b)	EUR	200,000	199,721
1.75%, 02/17/2027(b)	GBP	200,000	229,878
1.13%, 06/23/2027(b)	EUR	100,000	101,489
3.88%, 01/16/2028(b)	EUR	200,000	221,982
2.13%, 02/08/2028(b)	EUR	200,000	205,168
0.20%, 02/11/2028(b)	EUR	200,000	192,440
5.13%, 01/25/2030(b)	GBP	200,000	255,804
4.25%, 06/12/2030(b)	EUR	100,000	113,752
1.63%, 10/22/2030(b)	EUR	200,000	186,988
4.88%, 10/18/2031(b)	EUR	200,000	231,285
1.00%, 11/04/2031(b)	EUR	200,000	185,130
CaixaBank S.A.
1.13%, 03/27/2026(b)	EUR	100,000	103,464
1.38%, 06/19/2026(b)	EUR	200,000	206,363
3.75%, 09/07/2029(b)	EUR	200,000	222,452
4.25%, 09/06/2030(b)	EUR	200,000	226,228
4.38%, 11/29/2033(b)	EUR	200,000	229,082
Iberdrola Finanzas S.A., 1.00%, 03/07/2025(b)	EUR	100,000	105,763
Naturgy Finance B.V.
1.25%, 01/15/2026(b)	EUR	100,000	104,274
1.38%, 01/19/2027(b)	EUR	200,000	206,253
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	195,000	249,847

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount		Value
Spain-(continued)
0.66%, 02/03/2030(b)	EUR	200,000	$188,255
2.59%, 05/25/2031(b)	EUR	100,000	104,642
			7,381,127
Sweden-3.69%
Skandinaviska Enskilda Banken AB
3.25%, 11/24/2025(b)	EUR	100,000	108,553
4.00%, 11/09/2026(b)	EUR	200,000	220,447
1.75%, 11/11/2026(b)	EUR	200,000	208,732
4.13%, 06/29/2027(b)	EUR	100,000	111,777
3.75%, 02/07/2028(b)	EUR	200,000	219,099
3.88%, 05/09/2028(b)	EUR	100,000	110,943
0.38%, 06/21/2028(b)	EUR	200,000	189,850
0.63%, 11/12/2029(b)	EUR	200,000	185,233
Svenska Handelsbanken AB
1.00%, 04/15/2025(b)	EUR	200,000	210,897
3.75%, 05/05/2026(b)	EUR	179,000	196,644
0.13%, 11/03/2026(b)	EUR	100,000	99,985
3.38%, 02/17/2028(b)	EUR	100,000	109,641
0.05%, 09/06/2028(b)	EUR	100,000	94,611
1.38%, 02/23/2029(b)	EUR	130,000	128,688
0.50%, 02/18/2030(b)	EUR	200,000	183,514
Swedbank AB
0.75%, 05/05/2025(b)	EUR	100,000	104,939
3.75%, 11/14/2025(b)	EUR	200,000	218,712
0.25%, 11/02/2026(b)	EUR	100,000	100,478
2.10%, 05/25/2027(b)	EUR	200,000	209,180
4.13%, 11/13/2028(b)	EUR	100,000	112,285
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	500,000	48,678
Series 1058, 2.50%, 05/12/2025(b)	SEK	5,000,000	481,089
Series 1059, 1.00%, 11/12/2026(b)	SEK	5,000,000	466,195
Series 1060, 0.75%, 05/12/2028(b)	SEK	4,000,000	364,851
Series 1061, 0.75%, 11/12/2029(b)	SEK	1,000,000	89,740
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	250,000	369,346
			4,944,107
Switzerland-2.20%
Credit Suisse AG
1.13%, 12/15/2025(b)	GBP	300,000	355,063
0.25%, 01/05/2026(b)	EUR	225,000	229,841
7.75%, 03/10/2026(b)	GBP	200,000	267,687
1.50%, 04/10/2026(b)	EUR	150,000	156,198
0.25%, 09/01/2028(b)	EUR	120,000	113,546
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(b)	EUR	200,000	209,880
0.50%, 09/03/2030(b)	EUR	100,000	89,671
Richemont International Holding S.A., 2.00%, 03/26/2038(b)	EUR	200,000	185,136
Sika Capital B.V., 3.75%, 11/03/2026(b)	EUR	100,000	110,078
UBS AG
0.01%, 03/31/2026(b)	EUR	200,000	202,759
0.50%, 03/31/2031(b)	EUR	200,000	178,506
UBS Group AG
1.25%, 09/01/2026(b)	EUR	200,000	206,568
0.65%, 09/10/2029(b)	EUR	100,000	92,855
0.88%, 11/03/2031(b)	EUR	200,000	176,551
0.63%, 01/18/2033(b)	EUR	248,000	203,982
0.63%, 02/24/2033(b)	EUR	200,000	166,677
			2,944,998
	Principal Amount		Value
United Kingdom-12.90%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	200,000	$262,534
Anglian Water Services Financing PLC, 6.00%, 06/20/2039(b)	GBP	200,000	266,924
Annington Funding PLC
3.18%, 07/12/2029(b)	GBP	150,000	170,959
3.69%, 07/12/2034(b)	GBP	300,000	323,199
3.94%, 07/12/2047(b)	GBP	300,000	289,904
B.A.T. International Finance PLC
2.25%, 06/26/2028(b)	GBP	227,000	254,483
2.25%, 01/16/2030(b)	EUR	200,000	195,755
6.00%, 11/24/2034(b)	GBP	150,000	185,958
2.25%, 09/09/2052(b)	GBP	200,000	109,684
Barclays PLC
3.00%, 05/08/2026(b)	GBP	200,000	243,297
3.25%, 02/12/2027(b)	GBP	450,000	543,029
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	250,000	319,335
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	200,000	192,737
2.92%, 04/05/2054(b)	GBP	200,000	165,345
BP Capital Markets PLC
2.52%, 04/07/2028(b)	EUR	100,000	106,205
1.23%, 05/08/2031(b)	EUR	100,000	94,159
2.82%, 04/07/2032(b)	EUR	200,000	209,358
British Telecommunications PLC
1.75%, 03/10/2026(b)	EUR	200,000	210,751
1.50%, 06/23/2027(b)	EUR	100,000	102,821
5.75%, 12/07/2028(b)	GBP	150,000	199,431
3.13%, 11/21/2031(b)	GBP	200,000	225,558
6.38%, 06/23/2037(b)	GBP	200,000	274,885
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	282,811
2.63%, 09/22/2038(b)	GBP	300,000	268,905
2.75%, 09/22/2046(b)	GBP	300,000	240,011
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	100,000	87,961
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	186,532
7.00%, 09/19/2033(b)	GBP	272,000	389,133
4.25%, 09/12/2044(b)	GBP	250,000	265,321
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	230,000	203,835
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	259,065	277,163
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	200,000	203,155
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	200,000	265,495
5.88%, 05/13/2041(b)	GBP	300,000	398,129
4.63%, 10/31/2046(b)	GBP	300,000	336,314
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	250,000	293,745
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	200,000	180,871
HSBC Holdings PLC
2.50%, 03/15/2027(b)	EUR	200,000	212,727
2.63%, 08/16/2028(b)	GBP	400,000	466,874
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR	100,000	85,556

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
Imperial Brands Finance PLC
5.50%, 09/28/2026(b)	GBP	150,000	$191,405
4.88%, 06/07/2032(b)	GBP	200,000	234,036
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(b)	EUR	200,000	213,539
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	100,000	102,754
Motability Operations Group PLC
3.63%, 03/10/2036(b)	GBP	200,000	224,749
2.13%, 01/18/2042(b)	GBP	300,000	248,403
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	225,000	298,533
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	100,000	111,670
Nationwide Building Society
0.25%, 07/22/2025(b)	EUR	200,000	207,207
4.50%, 11/01/2026(b)	EUR	100,000	111,779
6.13%, 08/21/2028(b)	GBP	300,000	402,920
NatWest Markets PLC
2.75%, 04/02/2025(b)	EUR	100,000	107,660
0.13%, 11/12/2025(b)	EUR	100,000	102,482
0.13%, 06/18/2026(b)	EUR	200,000	201,808
6.63%, 06/22/2026(b)	GBP	200,000	262,871
1.38%, 03/02/2027(b)	EUR	100,000	102,475
6.38%, 11/08/2027(b)	GBP	255,000	340,356
Places For People Treasury PLC, 6.25%, 12/06/2041(b)	GBP	200,000	268,725
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	200,000	152,380
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP	150,000	184,793
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	150,000	207,715
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	200,000	248,427
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	200,000	213,982
SSE PLC, 8.38%, 11/20/2028(b)	GBP	183,000	269,396
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	240,292
4.38%, 01/18/2038(b)	GBP	200,000	232,126
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	376,443
Thames Water Utilities Finance PLC
4.38%, 01/18/2031(b)	EUR	100,000	103,291
5.13%, 09/28/2037(b)	GBP	150,000	161,864
5.50%, 02/11/2041(b)	GBP	200,000	220,998
Vodafone Group PLC
1.88%, 09/11/2025(b)	EUR	100,000	106,692
1.13%, 11/20/2025(b)	EUR	100,000	104,978
1.63%, 11/24/2030(b)	EUR	200,000	196,704
1.60%, 07/29/2031(b)	EUR	151,000	146,728
3.38%, 08/08/2049(b)	GBP	300,000	262,831
5.13%, 12/02/2052(b)	GBP	200,000	231,400
3.00%, 08/12/2056(b)	GBP	400,000	307,795
			17,293,056
	Principal Amount		Value
United States-1.58%
Medtronic Global Holdings S.C.A.
3.13%, 10/15/2031	EUR	100,000	$108,748
3.38%, 10/15/2034	EUR	100,000	109,279
1.38%, 10/15/2040	EUR	100,000	79,650
1.63%, 10/15/2050	EUR	200,000	147,745
Stellantis N.V.
3.88%, 01/05/2026(b)	EUR	100,000	109,444
2.75%, 05/15/2026(b)	EUR	100,000	107,557
0.63%, 03/30/2027(b)	EUR	200,000	200,281
4.50%, 07/07/2028(b)	EUR	200,000	228,387
0.75%, 01/18/2029(b)	EUR	100,000	96,450
4.38%, 03/14/2030(b)	EUR	200,000	228,332
4.25%, 06/16/2031(b)	EUR	200,000	226,038
2.75%, 04/01/2032(b)	EUR	100,000	102,330
1.25%, 06/20/2033(b)	EUR	200,000	177,191
Toyota Motor Credit Corp., 0.13%, 11/05/2027(b)	EUR	200,000	194,549
			2,115,981
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $139,838,612)			132,110,382
	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $258,151)		258,151	258,151
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.78% (Cost $140,096,763)			132,368,533
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.11%
Invesco Private Government Fund, 5.29%(d)(e)(f)		43,029	43,029
Invesco Private Prime Fund, 5.52%(d)(e)(f)		107,831	107,906
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,879)			150,935
TOTAL INVESTMENTS IN SECURITIES-98.89% (Cost $140,247,642)			132,519,468
OTHER ASSETS LESS LIABILITIES-1.11%			1,484,299
NET ASSETS-100.00%			$134,003,767

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $103,011,811, which represented 76.87% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,669	$1,299,492	$(1,093,010)	$-	$-	$258,151	$1,257
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,733	20,759	(14,463)	-	-	43,029	535*
Invesco Private Prime Fund	93,585	24,011	(9,751)	53	8	107,906	1,412*
Total	$181,987	$1,344,262	$(1,117,224)	$53	$8	$409,086	$3,204

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$72,952,793	$-	$72,952,793
Money Market Funds	163,900	-	-	163,900
Total Investments	$163,900	$72,952,793	$-	$73,116,693
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,465,223,715	$-	$1,465,223,715
Money Market Funds	5,268,524	35,256,368	-	40,524,892
Total Investments	$5,268,524	$1,500,480,083	$-	$1,505,748,607
Invesco Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$130,518,801	$0	$130,518,801
Common Stocks & Other Equity Interests	8,699	255,863	0	264,562
Preferred Stocks	-	-	163,000	163,000
Money Market Funds	556,181	5,498,003	-	6,054,184
Total Investments in Securities	564,880	136,272,667	163,000	137,000,547
Other Investments - Assets
Investments Matured	-	267,808	46,505	314,313
Total Investments	$564,880	$136,540,475	$209,505	$137,314,860
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$132,110,382	$-	$132,110,382
Money Market Funds	258,151	150,935	-	409,086
Total Investments	$258,151	$132,261,317	$-	$132,519,468